Revenue from Contracts with Customers - Net Sales by Geography (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Disaggregation of Revenue [Line Items]
Total net sales	$ 164,449	$ 159,802	$ 416,099	$ 475,485	$ 650,089	$ 724,311
United States
Disaggregation of Revenue [Line Items]
Total net sales	23,934	27,498	57,892	86,746	119,139
Other Americas
Disaggregation of Revenue [Line Items]
Total net sales	5,620	4,722	10,797	15,930	20,883
Europe
Disaggregation of Revenue [Line Items]
Total net sales	28,239	24,341	70,459	76,622	110,126
Japan
Disaggregation of Revenue [Line Items]
Total net sales	26,439	46,010	72,570	131,950	184,557
Greater China
Disaggregation of Revenue [Line Items]
Total net sales	46,172	35,284	116,178	95,244	121,807
South Korea
Disaggregation of Revenue [Line Items]
Total net sales	17,606	14,119	43,733	41,413	54,707
Other Asia
Disaggregation of Revenue [Line Items]
Total net sales	$ 16,439	$ 7,828	$ 44,470	$ 27,580	$ 38,870